INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4%
	BIOTECH & PHARMA - 2.3%
5,220	United Therapeutics Corporation(a)	$ 1,284,329

	CHEMICALS - 5.6%
24,210	Olin Corporation	1,398,128
13,950	Westlake Corporation	1,662,002
		3,060,130
	COMMERCIAL SUPPORT SERVICES - 2.9%
8,730	FTI Consulting, Inc.(a)	1,603,788

	CONSTRUCTION MATERIALS - 2.9%
6,210	Carlisle Companies, Inc.	1,603,546

	ELECTRIC UTILITIES - 2.4%
37,080	OGE Energy Corporation	1,324,498

	ENGINEERING & CONSTRUCTION - 2.9%
16,110	MasTec, Inc.(a)	1,574,269

	GAS & WATER UTILITIES - 4.6%
21,960	National Fuel Gas Company	1,257,868
19,800	Southwest Gas Holdings, Inc.	1,247,598
		2,505,466
	HEALTH CARE FACILITIES & SERVICES - 5.4%
2,880	Chemed Corporation	1,502,151
25,470	Encompass Health Corporation	1,439,564
		2,941,715
	INDUSTRIAL INTERMEDIATE PROD - 2.5%
4,320	Valmont Industries, Inc.	1,370,866

	INDUSTRIAL SUPPORT SERVICES – 2.9%
5,310	Watsco, Inc.	1,618,010

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
25,560	SEI Investments Company	$ 1,539,990

	INSURANCE - 10.3%
9,540	American Financial Group, Inc.	1,279,409
4,320	Kinsale Capital Group, Inc.	1,376,784
60,120	Old Republic International Corporation	1,585,365
9,720	Reinsurance Group of America, Inc.	1,404,248
		5,645,806
	LEISURE PRODUCTS - 2.8%
13,410	Polaris, Inc.	1,525,388

	MACHINERY - 2.6%
8,100	Curtiss-Wright Corporation	1,415,799

	OIL & GAS PRODUCERS - 6.3%
22,050	HF Sinclair Corporation	1,096,326
29,700	Murphy Oil Corporation	1,158,894
4,590	Murphy USA, Inc.	1,170,863
		3,426,083
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
59,940	NOV, Inc.	1,311,487

	RETAIL - CONSUMER STAPLES - 4.7%
18,180	BJ's Wholesale Club Holdings, Inc.(a)	1,305,324
6,210	Casey's General Stores, Inc.	1,291,370
		2,596,694
	RETAIL - DISCRETIONARY - 7.1%
13,140	AutoNation, Inc.(a)	1,793,741
24,570	Builders FirstSource, Inc.(a)	2,083,045
		3,876,786
	RETAIL REIT - 2.6%
13,230	Federal Realty Investment Trust	1,412,699

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SELF-STORAGE REIT - 3.0%
13,500	Life Storage, Inc.	$ 1,627,020

	SEMICONDUCTORS - 4.1%
26,550	Lattice Semiconductor Corporation(a)	2,255,688

	SOFTWARE - 2.7%
12,510	Qualys, Inc.(a)	1,478,057

	SPECIALTY REIT – 3.0%
15,660	Lamar Advertising Company, Class A	1,637,410

	STEEL - 6.6%
6,840	Reliance Steel & Aluminum Company	1,695,226
45,000	Ternium S.A. - ADR	1,917,450
		3,612,676
	TRANSPORTATION & LOGISTICS - 3.0%
28,890	Knight-Swift Transportation Holdings, Inc.	1,642,107

	TOTAL COMMON STOCKS (Cost $51,828,868)	53,890,307

	TOTAL INVESTMENTS - 98.4% (Cost $51,828,868)	$ 53,890,307
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	880,357
	NET ASSETS - 100.0%	$ 54,770,664

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	- Non-income producing security.